Warrants - Additional Information (Detail) (AUD) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 19, 2013	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Number of common stock entitled by issuing warrants	4.5
Exercise price	1.00
Percentage of premium over closing price of common stock	117.00%
Warrants exercisable period		7 years
Warrants exercise expiration date		Dec. 19, 2020